UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020

(Address of principal executive offices)              (Zip code)

Ross C. Provence

Blue Chip Investor Funds

11995 El Camino Real, Suite 303, San Diego Ca, 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Vote Summary

7/1/2004	To	6/30/2005
AFLAC INCORPORATED
Security	001055102	Meeting Type	Contested Annual
Ticker Symbol	AFL	Meeting Date	5/2/2005
ISIN	Agenda	932268534 - Management
City	Holdings Recon Date	2/23/2005
Country	UNITED STATES	Vote Deadline Date	4/29/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	DANIEL P. AMOS	For	For

2	JOHN SHELBY AMOS II	For	For
For
3	MICHAEL H. ARMACOST	For

4	KRISS CLONINGER III	For	For

5	JOE FRANK HARRIS	For	For
For
6	ELIZABETH J. HUDSON	For

7	KENNETH S. JANKE SR.	For	For

8	DOUGLAS W. JOHNSON	For	For

9	ROBERT B. JOHNSON	For	For
For
10	CHARLES B. KNAPP	For

11	HIDEFUMI MATSUI	For	For

12	E. STEPHEN PURDOM, M.D.	For	For

13	BARBARA K. RIMER, PH.D.	For	For
For
14	MARVIN R. SCHUSTER	For

15	DAVID GARY THOMPSON	For	For

16	TOHRU TONOIKE	For	For
For
17	ROBERT L. WRIGHT	For
02	RATIFICATION OF APPOINTMENT OF KPMG LLP ASINDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Mgmt	For	For

ANHEUSER-BUSCH COMPANIES, INC.
Security	035229103	Meeting Type	Annual
Ticker Symbol	BUD	Meeting Date	4/27/2005
ISIN	Agenda	932267657 - Management
City	Holdings Recon Date	2/28/2005
Country	UNITED STATES	Vote Deadline Date	4/26/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	JOHN E. JACOB	For	For

2	CHARLES F. KNIGHT	For	For
For
3	JOYCE M. ROCHE	For

4	HENRY HUGH SHELTON	For	For

5	PATRICK T. STOKES	For	For
02	APPROVE THE OFFICER BONUS PLAN, AS AMENDED	Mgmt	For	For

03	APPROVE THE 1998 INCENTIVE STOCK PLAN, ASAMENDED	Mgmt	For	For

04	APPROVAL OF INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM	Mgmt	For	For

ARTHUR J. GALLAGHER & CO.
Security	363576109	Meeting Type	Annual
Ticker Symbol	AJG	Meeting Date	5/17/2005
ISIN	Agenda	932308821 - Management
City	Holdings Recon Date	3/21/2005
Country	UNITED STATES	Vote Deadline Date	5/16/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	GARY P. COUGHLAN	For	For

2	ELBERT O. HAND	For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNGLLP AS THE INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM OF THE COMPANY FOR 2005.	Mgmt	For	For

03	APPROVAL OF THE ARTHUR J. GALLAGHER & CO. SENIORMANAGEMENT INCENTIVE PLAN.	Mgmt	For	For

04	APPROVAL OF THE ARTHUR J. GALLAGHER & CO. 2005LONG-TERM INCENTIVE PLAN.	Mgmt	For	For

BERKSHIRE HATHAWAY INC.
Security	084670108	Meeting Type	Annual
Ticker Symbol	BRKA	Meeting Date	4/30/2005
ISIN	Agenda	932270476 - Management
City	Holdings Recon Date	3/2/2005
Country	UNITED STATES	Vote Deadline Date	4/29/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	WARREN E. BUFFETT	For	For

2	CHARLES T. MUNGER	For	For
For
3	HOWARD G. BUFFETT	For

4	MALCOLM G. CHACE	For	For

5	WILLIAM H. GATES III	For	For

6	DAVID S. GOTTESMAN	For	For
For
7	CHARLOTTE GUYMAN	For

8	DONALD R. KEOUGH	For	For

9	THOMAS S. MURPHY	For	For

10	RONALD L. OLSON	For	For
For
11	WALTER SCOTT, JR.	For
02	PROPOSED AMENDMENT OF THE CORPORATION'SRESTATED CERTIFICATE OF INCORPORATION THATWOULD ADD TO THE VOTING RIGHTS OF HOLDERS OFCLASS B COMMON STOCK IN CERTAIN SITUATIONS.	Mgmt	For	For

03	PROPOSED AMENDMENT OF THE CORPORATION'SRESTATED CERTIFICATE OF INCORPORATION THATWOULD CLARIFY THE RIGHTS OF HOLDERS OF CLASS BCOMMON STOCK IN A STOCK SPLIT OR STOCK DIVIDEND.	Mgmt	For	For

BERKSHIRE HATHAWAY INC.
Security	084670207	Meeting Type	Annual
Ticker Symbol	BRKB	Meeting Date	4/30/2005
ISIN	Agenda	932270476 - Management
City	Holdings Recon Date	3/2/2005
Country	UNITED STATES	Vote Deadline Date	4/29/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	WARREN E. BUFFETT	For	For

2	CHARLES T. MUNGER	For	For
For
3	HOWARD G. BUFFETT	For

4	MALCOLM G. CHACE	For	For

5	WILLIAM H. GATES III	For	For

6	DAVID S. GOTTESMAN	For	For
For
7	CHARLOTTE GUYMAN	For

8	DONALD R. KEOUGH	For	For

9	THOMAS S. MURPHY	For	For

10	RONALD L. OLSON	For	For
For
11	WALTER SCOTT, JR.	For
02	PROPOSED AMENDMENT OF THE CORPORATION'SRESTATED CERTIFICATE OF INCORPORATION THATWOULD ADD TO THE VOTING RIGHTS OF HOLDERS OFCLASS B COMMON STOCK IN CERTAIN SITUATIONS.	Mgmt	For	For

03	PROPOSED AMENDMENT OF THE CORPORATION'SRESTATED CERTIFICATE OF INCORPORATION THATWOULD CLARIFY THE RIGHTS OF HOLDERS OF CLASS BCOMMON STOCK IN A STOCK SPLIT OR STOCK DIVIDEND.	Mgmt	For	For

CARDINAL HEALTH, INC.
Security	14149Y108	Meeting Type	Annual
Ticker Symbol	CAH	Meeting Date	12/8/2004
ISIN	Agenda	932238884 - Management
City	Holdings Recon Date	10/25/2004
Country	UNITED STATES	Vote Deadline Date	12/8/2004
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	GEORGE H. CONRADES	For	For

2	ROBERT L. GERBIG	For	For
For
3	RICHARD C. NOTEBAERT	For
02	PROPOSAL TO AMEND THE COMPANY S PERFORMANCE-BASED INCENTIVE COMPENSATION PLAN AND APPROVETHE MATERIAL TERMS OF THE PERFORMANCE GOALSUNDER SUCH PLAN, AS AMENDED.	Mgmt	For	For

03	PROPOSAL FROM A SHAREHOLDER ON ANNUAL ELECTIONOF DIRECTORS, IF PRESENTED PROPERLY.	Shr	Against	For

CITIGROUP INC.
Security	172967101	Meeting Type	Annual
Ticker Symbol	C	Meeting Date	4/19/2005
ISIN	Agenda	932272608 - Management
City	Holdings Recon Date	2/25/2005
Country	UNITED STATES	Vote Deadline Date	4/18/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	C. MICHAEL ARMSTRONG	For	For

2	ALAIN J.P. BELDA	For	For
For
3	GEORGE DAVID	For

4	KENNETH T. DERR	For	For

5	JOHN M. DEUTCH	For	For

6	R. HERNANDEZ RAMIREZ	For	For
For
7	ANN DIBBLE JORDAN	For

8	KLAUS KLEINFELD	For	For

9	DUDLEY C. MECUM	For	For

10	ANNE MULCAHY	For	For
For
11	RICHARD D. PARSONS	For

12	CHARLES PRINCE	For	For

13	JUDITH RODIN	For	For
For
14	ROBERT E. RUBIN	For

15	FRANKLIN A. THOMAS	For	For

16	SANFORD I. WEILL	For	For

17	ROBERT B. WILLUMSTAD	For	For
02	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP ASCITIGROUP'S INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM FOR 2005.	Mgmt	For	For

03	PROPOSAL TO APPROVE THE AMENDED AND RESTATEDCITIGROUP 1999 STOCK INCENTIVE PLAN. THE BOARD OFDIRECTORS RECOMMENDS A VOTE AGAINST PROPOSALS4-10	Mgmt	For	For

04	STOCKHOLDER PROPOSAL REQUESTING A CURB ONEXECUTIVE COMPENSATION, NO FUTURE STOCK OPTIONGRANTS AND NO RENEWALS OR EXTENSIONS OF OPTIONPLANS.	Shr	Against	For

05	STOCKHOLDER PROPOSAL REQUESTING A REPORT ONPOLITICAL CONTRIBUTIONS.	Shr	Against	For

06	STOCKHOLDER PROPOSAL REQUESTING THAT THECHAIRMAN OF THE BOARD HAVE NO MANAGEMENTDUTIES, TITLES OR RESPONSIBILITIES.	Shr	Against	For

07

STOCKHOLDER PROPOSAL REQUESTING THAT CEOCOMPENSATION BE LIMITED TO NO MORE THAN 100 TIMESTHE AVERAGE COMPENSATION PAID TO THE COMPANY'SNON-MANAGERIAL WORKERS UNLESS PRIORSTOCKHOLDER APPROVAL IS GRANTED.

Shr	Against	For

08	STOCKHOLDER PROPOSAL REQUESTING ELECTION OFDIRECTOR NOMINEES BY A MAJORITY OF VOTES CAST.	Shr	Against	For

09	STOCKHOLDER PROPOSAL REQUESTING A BY-LAWAMENDMENT PROHIBITING THE PAYMENT OF NON-DEDUCTIBLE COMPENSATION TO ANY OFFICER UNLESSPRIOR STOCKHOLDER APPROVAL IS GRANTED.	Shr	Against	For

10	STOCKHOLDER PROPOSAL REQUESTING THAT A SIMPLEMAJORITY VOTE APPLY ON EACH ISSUE THAT CAN BESUBJECT TO A SHAREHOLDER VOTE.	Shr	Against	For

FIFTH THIRD BANCORP
Security	316773100	Meeting Type	Annual
Ticker Symbol	FITB	Meeting Date	3/22/2005
ISIN	Agenda	932262380 - Management
City	Holdings Recon Date	1/31/2005
Country	UNITED STATES	Vote Deadline Date	3/21/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	JAMES P. HACKETT	For	For

2	JOAN R. HERSCHEDE	For	For
For
3	ROBERT L. KOCH II	For

4	KENNETH W. LOWE	For	For

5	THOMAS W. TRAYLOR	For	For
02	PROPOSAL TO AMEND THE CODE OR REGULATIONS TOREDUCE THE DEFAULT NUMBER OF DIRECTORS AND TOREDUCE THE MINIMUM NUMBER OF DIRECTORS THEBOARD MAY SET WITHOUT SHAREHOLDER APPROVAL.	Mgmt	For	For

03	PROPOSAL TO APPROVE THE APPOINTMENT OF DELOITTE& TOUCHE LLP AS THE INDEPENDENT REGISTEREDPUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THEYEAR 2005.	Mgmt	For	For

FIRST DATA CORPORATION
Security	319963104	Meeting Type	Annual
Ticker Symbol	FDC	Meeting Date	5/11/2005
ISIN	Agenda	932283500 - Management
City	Holdings Recon Date	3/14/2005
Country	UNITED STATES	Vote Deadline Date	5/10/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	ALISON DAVIS	For	For

2	JAMES D. ROBINSON III	For	For
For
3	BERNARD L. SCHWARTZ	For

4	ARTHUR F. WEINBACH	For	For
02	THE APPROVAL OF AN INCREASE IN THE NUMBER OFSHARES ISSUABLE UNDER THE COMPANY'S EMPLOYEESTOCK PURCHASE PLAN BY 6,000,000 SHARES OF THECOMPANY'S COMMON STOCK.	Mgmt	Abstain	Against

03	THE APPROVAL OF AMENDMENTS TO THE COMPANY'SSENIOR EXECUTIVE INCENTIVE PLAN.	Mgmt	For	For

04	THE RATIFICATION OF THE SELECTION OF ERNST &YOUNG LLP AS INDEPENDENT AUDITORS OF THECOMPANY FOR 2005.	Mgmt	For	For

05	SHAREHOLDER PROPOSAL ON JOB LOSS ANDDISLOCATION IMPACT STATEMENT.	Shr	Against	For

06	SHAREHOLDER PROPOSAL ON DIRECTOR LIABILITY.	Shr	Against	For

FIRST HORIZON NATIONAL CORPORATION
Security	320517105	Meeting Type	Annual
Ticker Symbol	FHN	Meeting Date	4/19/2005
ISIN	Agenda	932272595 - Management
City	Holdings Recon Date	2/25/2005
Country	UNITED STATES	Vote Deadline Date	4/18/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	SIMON F. COOPER	For	For

2	JAMES A. HASLAM, III	For	For
For
3	MARY F. SAMMONS	For
02	RATIFICATION OF APPOINTMENT OF KPMG LLP ASAUDITORS.	Mgmt	For	For

FISERV, INC.
Security	337738108	Meeting Type	Annual
Ticker Symbol	FISV	Meeting Date	4/6/2005
ISIN	Agenda	932267760 - Management
City	Holdings Recon Date	2/14/2005
Country	UNITED STATES	Vote Deadline Date	4/5/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	D.F. DILLON	For	For

2	G.J. LEVY	For	For
For
3	G.M. RENWICK	For
02	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLPAS THE REGISTERED INDEPENDENT PUBLIC ACCOUNTINGFIRM OF FISERV, INC. FOR 2005.	Mgmt	For	For

03	TO APPROVE THE FISERV, INC. EXECUTIVE INCENTIVECOMPENSATION PLAN, AS AMENDED AND RESTATED.	Mgmt	For	For

04	TO APPROVE THE FISERV, INC. STOCK OPTION ANDRESTRICTED STOCK PLAN, AS AMENDED AND RESTATED.	Mgmt	For	For

JEFFERSON-PILOT CORPORATION
Security	475070108	Meeting Type	Annual
Ticker Symbol	JP	Meeting Date	5/2/2005
ISIN	Agenda	932286328 - Management
City	Holdings Recon Date	3/1/2005
Country	UNITED STATES	Vote Deadline Date	4/29/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	WILLIAM PORTER PAYNE	For	For

2	DAVID A. STONECIPHER	For	For
For
3	ISAIAH TIDWELL	For
02	RATIFY APPOINTMENT OF ERNST & YOUNG LLP ASINDEPENDENT AUDITORS.	Mgmt	For	For

LIMITED BRANDS, INC.
Security	532716107	Meeting Type	Annual
Ticker Symbol	LTD	Meeting Date	5/16/2005
ISIN	Agenda	932303465 - Management
City	Holdings Recon Date	3/31/2005
Country	UNITED STATES	Vote Deadline Date	5/13/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	DONNA A. JAMES	For	For

2	LEONARD A. SCHLESINGER	For	For
For
3	JEFFREY B. SWARTZ	For

4	RAYMOND ZIMMERMAN	For	For

M&T BANK CORPORATION
Security	55261F104	Meeting Type	Annual
Ticker Symbol	MTB	Meeting Date	4/19/2005
ISIN	Agenda	932268508 - Management
City	Holdings Recon Date	2/28/2005
Country	UNITED STATES	Vote Deadline Date	4/18/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	W.F. ALLYN	For	For

2	B.D. BAIRD	For	For
For
3	R.J. BENNETT	For

4	C.A. BONTEMPO	For	For

5	R.T. BRADY	For	For

6	E.L. BRUMBACK	For	For
For
7	M.D. BUCKLEY	For

8	P.J. CALLAN	For	For

9	R.C. CARBALLADA	For	For

10	T.J. CUNNINGHAM III	For	For
For
11	R.E. GARMAN	For

12	D.C. HATHAWAY	For	For

13	D.R. HAWBAKER	For	For
For
14	P.W.E. HODGSON	For

15	G. KENNEDY	For	For

16	R.G. KING	For	For

17	R.B. NEWMAN, II	For	For
For
18	J.G. PEREIRA	For

19	M.P. PINTO	For	For

20	R.E. SADLER, JR.	For	For
For
21	E.J. SHEEHY	For

22	S.G. SHEETZ	For	For

23	H.L. WASHINGTON	For	For

24	R.G. WILMERS	For	For

02	TO APPROVE THE M&T BANK CORPORATION 2005INCENTIVE COMPENSATION PLAN DESCRIBED IN THEPROXY STATEMENT.	Mgmt	For	For

03	TO RATIFY THE APPOINTMENT OFPRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENTPUBLIC ACCOUNTANT OF M&T BANK CORPORATION FORTHE YEAR ENDING DECEMBER 31, 2005.	Mgmt	For	For

MBIA INC.
Security	55262C100	Meeting Type	Annual
Ticker Symbol	MBI	Meeting Date	5/5/2005
ISIN	Agenda	932300104 - Management
City	Holdings Recon Date	3/11/2005
Country	UNITED STATES	Vote Deadline Date	5/4/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	JOSEPH W. BROWN	For	For

2	C. EDWARD CHAPLIN	For	For
For
3	DAVID C. CLAPP	For

4	GARY C. DUNTON	For	For

5	CLAIRE L. GAUDIANI	For	For

6	DANIEL P. KEARNEY	For	For
For
7	LAURENCE H. MEYER	For

8	DEBRA J. PERRY	For	For

9	JOHN A. ROLLS	For	For
02	APPROVAL OF THE COMPANY'S NEW ANNUAL INCENTIVEPLAN FOR PURPOSES OF SECTION 162(M) OF THEINTERNAL REVENUE CODE.	Mgmt	For	For

03	APPROVAL OF THE COMPANY'S NEW OMNIBUS INCENTIVEPLAN.	Mgmt	For	For

04	APPROVAL OF AN AMENDMENT OF SECTION 8 OF THECOMPANY'S CERTIFICATE OF INCORPORATION.	Mgmt	For	For

05	APPROVAL OF AN AMENDMENT TO THE COMPANY'SCERTIFICATE OF INCORPORATION TO PERMITSHAREHOLDERS TO ACT BY MAJORITY WRITTENCONSENT.	Mgmt	For	For

06	APPROVAL OF APPOINTMENT OFPRICEWATERHOUSECOOPERS LLP AS INDEPENDENTAUDITORS.	Mgmt	For	For

MBNA CORPORATION
Security	55262L100	Meeting Type	Annual
Ticker Symbol	KRB	Meeting Date	5/2/2005
ISIN	Agenda	932268902 - Management
City	Holdings Recon Date	2/4/2005
Country	UNITED STATES	Vote Deadline Date	4/29/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	JAMES H. BERICK	For	For

2	MARY M. BOIES	For	For
For
3	BENJAMIN R. CIVILETTI	For

4	BRUCE L. HAMMONDS	For	For

5	WILLIAM L. JEWS	For	For

6	RANDOLPH D. LERNER	For	For
For
7	STUART L. MARKOWITZ	For

8	WILLIAM B. MILSTEAD	For	For

9	THOMAS G. MURDOUGH, JR.	For	For

10	LAURA S. UNGER	For	For
02	RATIFICATION OF APPOINTMENT OF INDEPENDENTAUDITORS	Mgmt	For	For

03	STOCKHOLDER PROPOSAL	Shr	Against	For

04	STOCKHOLDER PROPOSAL	Shr	Against	For

MELLON FINANCIAL CORPORATION
Security	58551A108	Meeting Type	Annual
Ticker Symbol	MEL	Meeting Date	4/19/2005
ISIN	Agenda	932268899 - Management
City	Holdings Recon Date	2/11/2005
Country	UNITED STATES	Vote Deadline Date	4/18/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	RUTH E. BRUCH	For	For

2	STEVEN G. ELLIOTT	For	For
For
3	EDMUND F. KELLY	For

4	ROBERT MEHRABIAN	For	For

5	WESLEY W. VON SCHACK	For	For
02	RATIFICATION OF APPOINTMENT OF KPMG LLP ASINDEPENDENT PUBLIC ACCOUNTANTS.	Mgmt	For	For

MERCURY GENERAL CORPORATION
Security	589400100	Meeting Type	Annual
Ticker Symbol	MCY	Meeting Date	5/11/2005
ISIN	Agenda	932307615 - Management
City	Holdings Recon Date	3/15/2005
Country	UNITED STATES	Vote Deadline Date	5/10/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	GEORGE JOSEPH	For	For

2	CHARLES E. MCCLUNG	For	For
For
3	DONALD R. SPUEHLER	For

4	RICHARD E. GRAYSON	For	For

5	DONALD P. NEWELL	For	For

6	BRUCE A. BUNNER	For	For
For
7	NATHAN BESSIN	For

8	MICHAEL D. CURTIUS	For	For

9	GABRIEL TIRADOR	For	For
02	TO APPROVE THE MERCURY GENERAL CORPORATION2005 EQUITY INCENTIVE AWARD PLAN.	Mgmt	For	For

PFIZER INC.
Security	717081103	Meeting Type	Annual
Ticker Symbol	PFE	Meeting Date	4/28/2005
ISIN	Agenda	932269423 - Management
City	Holdings Recon Date	3/2/2005
Country	UNITED STATES	Vote Deadline Date	4/27/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	MICHAEL S. BROWN	For	For

2	M. ANTHONY BURNS	For	For
For
3	ROBERT N. BURT	For

4	W. DON CORNWELL	For	For

5	WILLIAM H. GRAY III	For	For

6	CONSTANCE J. HORNER	For	For
For
7	WILLIAM R. HOWELL	For

8	STANLEY O. IKENBERRY	For	For

9	GEORGE A. LORCH	For	For

10	HENRY A. MCKINNELL	For	For
For
11	DANA G. MEAD	For

12	RUTH J. SIMMONS	For	For

13	WILLIAM C. STEERE, JR.	For	For
For
14	JEAN-PAUL VALLES	For
02	A PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLPAS INDEPENDENT REGISTERED PUBLIC ACCOUNTINGFIRM FOR 2005.	Mgmt	For	For

03	SHAREHOLDER PROPOSAL RELATING TO TERM LIMITSFOR DIRECTORS.	Shr	Against	For

04	SHAREHOLDER PROPOSAL REQUESTING A REPORT ONINCREASING ACCESS TO PFIZER PRODUCTS.	Shr	Against	For

05	SHAREHOLDER PROPOSAL RELATING TO IMPORTATIONOF PRESCRIPTION DRUGS.	Shr	Against	For

06	SHAREHOLDER PROPOSAL RELATING TO POLITICALCONTRIBUTIONS.	Shr	Against	For

07	SHAREHOLDER PROPOSAL RELATING TO PRODUCTAVAILABILITY IN CANADA.	Shr	Against	For

08	SHAREHOLDER PROPOSAL RELATING TO THESEPARATION OF THE ROLES OF CHAIR AND CEO ANDACCESS TO PHARMACEUTICAL PRODUCTS.	Shr	Against	For

THE PROGRESSIVE CORPORATION
Security	743315103	Meeting Type	Annual
Ticker Symbol	PGR	Meeting Date	4/15/2005
ISIN	Agenda	932271048 - Management
City	Holdings Recon Date	2/17/2005
Country	UNITED STATES	Vote Deadline Date	4/14/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	CHARLES A. DAVIS	For	For

2	BERNADINE P. HEALY, MD	For	For
For
3	JEFFREY D. KELLY	For
02	###############################################################	Mgmt	For	For

03	PROPOSAL TO RATIFY THE APPOINTMENT OFPRICEWATERHOUSECOOPERS LLP AS THE COMPANY'SINDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMFOR 2005.	Mgmt	For	For

WELLS FARGO & COMPANY
Security	949746101	Meeting Type	Annual
Ticker Symbol	WFC	Meeting Date	4/26/2005
ISIN	Agenda	932269055 - Management
City	Holdings Recon Date	3/8/2005
Country	UNITED STATES	Vote Deadline Date	4/25/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	J.A. BLANCHARD III	For	For

2	SUSAN E. ENGEL	For	For
For
3	ENRIQUE HERNANDEZ, JR.	For

4	ROBERT L. JOSS	For	For

5	REATHA CLARK KING	For	For

6	RICHARD M. KOVACEVICH	For	For
For
7	RICHARD D. MCCORMICK	For

8	CYNTHIA H. MILLIGAN	For	For

9	PHILIP J. QUIGLEY	For	For

10	DONALD B. RICE	For	For
For
11	JUDITH M. RUNSTAD	For

12	STEPHEN W. SANGER	For	For

13	SUSAN G. SWENSON	For	For
For
14	MICHAEL W. WRIGHT	For
02	PROPOSAL TO APPROVE THE COMPANY'S AMENDED ANDRESTATED LONG-TERM INCENTIVE COMPENSATION PLAN.	Mgmt	For	For

03	PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP ASINDEPENDENT AUDITORS FOR 2005.	Mgmt	For	For

04	STOCKHOLDER PROPOSAL REGARDING PAYDAY LENDING.	Shr	Against	For

05	STOCKHOLDER PROPOSAL REGARDING EXECUTIVECOMPENSATION AND PREDATORY LENDING.	Shr	Against	For

06	STOCKHOLDER PROPOSAL REGARDING PERFORMANCESHARES.	Shr	Against	For

07	STOCKHOLDER PROPOSAL REGARDING CHIEFEXECUTIVE OFFICER COMPENSATION.	Shr	Against	For

08	STOCKHOLDER PROPOSAL REGARDING SEPARATION OFBOARD CHAIR AND CEO POSITIONS.	Shr	Against	For

ZIONS BANCORPORATION
Security	989701107	Meeting Type	Annual
Ticker Symbol	ZION	Meeting Date	5/6/2005
ISIN	Agenda	932314723 - Management
City	Holdings Recon Date	3/10/2005
Country	UNITED STATES	Vote Deadline Date	5/5/2005
SEDOL(s)
For/Against Management
Item	Proposal	Type	Vote
01	DIRECTOR	Mgmt

1	JERRY C. ATKIN	For	For

2	STEPHEN D. QUINN	For	For
For
3	SHELLEY THOMAS WILLIAMS	For
02	TO APPROVE THE ZIONS BANCORPORATION 2005 STOCKOPTION AND INCENTIVE PLAN.	Mgmt	For	For

03	TO APPROVE THE ZIONS BANCORPORATION 2005MANAGEMENT INCENTIVE PLAN.	Mgmt	For	For

04	TO RATIFY THE APPOINTMENT OF THE COMPANY'SINDEPENDENT AUDITORS FOR FISCAL 2005.	Mgmt	For	For

05	TO TRANSACT ANY OTHER SUCH BUSINESS AS MAYPROPERLY COME BEFORE THE MEETING.	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR  FUNDS

By:  /s/ Ross C. Provence, President

          (Signature, Title)

Date:  8/24/05